Fair value measurement	12 Months Ended
Dec. 31, 2020
Hierarchy and fair value of financial instruments [Line Items]
Fair value measurement

34.         Fair value measurement

Fair value disclosure of assets and liabilities according to its hierarchy -

The following table provides the fair value measurement hierarchy of the Group’s assets and liabilities:

		Fair value measurement using:
		Quoted prices
		in active	Observable	Unobservable
		markets	inputs	inputs
	Total	(Level 1)	(Level 2)	(Level 3)
	US$(000)	US$(000)	US$(000)	US$(000)

As of December 31, 2020-
Assets and liabilities measured at fair value:
Fair value of account receivable (subject to provisional pricing)	126,553	—	126,553	—
Bank loans	65,793	—	65,793	—
Financial obligations	531,745	—	531,745	—
Contingent consideration liability	22,100	—	—	22,100
Hedge instruments	18,439	—	18,439	—

As of December 31, 2019 -
Assets and liabilities measured at fair value:
Fair value of account receivable (subject to provisional pricing)	165,546	—	165,546	—
Bank loans	55,000	—	55,000	—
Financial obligations	571,688	—	571,688	—
Contingent consideration liability	16,410	—	—	16,410
Hedge instruments	—	—	—	—

Financial instruments whose fair value is similar to their book value –

For financial assets and liabilities such as cash and cash equivalents, trade and other receivables, trade and other payables that are liquid or have short-term maturities (less than three months), it is estimated that their book value is similar to their fair value. The derivatives are also recorded at the fair value so that differences do not need to be reported.

The fair value of account receivable is determined using valuation techniques with information directly observable in the market (future metal quotations).

Financial instruments at fixed and variable rates -

The fair value of financial assets and liabilities at fixed and variable rates at amortized cost is determined by comparing the market interest rates at the time of their initial recognition to the current market rates with regard to similar financial instruments. The estimated fair value of deposits that accrue interest is determined by means of cash flows discounted using the prevailing market interest rates in the currency with similar maturities and credit risks.

Based on the foregoing, there are no important existing difference between the value in books and the fair value of the assets and financial liabilities as of December 31, 2020 and 2019.

There were no transfers between Level 1and Level 2 during 2020 and 2019.

As of December 31, 2020, the fair value of the investment property amounted to US$842,000 (US$544,000 as of December 31, 2020). There is not an independent valuation for investment property.

Fair value measurements using significant unobservable inputs (level 3) –

The following table summarizes the quantitative information about the significant unobservable inputs used in level 3 fair value measurements:

	Fair value as of
	December 31,	Unobservable		Relationship of unobservable
Description	2020	inputs	Range of inputs	inputs to fair value
Contingent consideration liability	22,100	Rate before tax	9.30%	A change in the discount rate by 10% (rate of 0.93%) higher/lower, the fair value would increase/decrease in US$1.5 million.
		Expected revenues annual average (US$000)	222,238	If expected sales change by 10% higher/lower, the fair value would increase/decrease in US$2.2 million.

Sociedad Minera Cerro Verde S.A.A. [Member]
Hierarchy and fair value of financial instruments [Line Items]
Fair value measurement

22.  Hierarchy and fair value of financial instruments

Hierarchy:

As of December 31, 2020 and 2019, the only financial assets carried at fair value are embedded derivatives, included in trade accounts receivable and related parties, which are generated by the sale of copper and molybdenum and measured at fair value based on commodity prices. The net value of this embedded derivative as of December 31, 2020, was an asset of US$101.4 million (asset of US$36.7 million as of December 31, 2019). Embedded derivatives are categorized within Level 2 of the hierarchy. The fair value of embedded derivatives is determined using valuation techniques using information directly observable in the market (forward prices of metals).

Fair value:

Financial instruments whose fair value is similar to their book value -

For financial assets and liabilities which are liquid or have short-term maturity (less than three months), such as cash and cash equivalent, accounts receivable, other accounts receivable, accounts payable, other accounts payable, and other current liabilities, it is estimated that their book value is similar to their fair value.

Financial instruments at fixed and variable rates -

Financial assets and liabilities with fixed or variable rates are recorded at amortized cost and fair value is determined by comparing the market interest rates at the time of their initial recognition to the current market rates with regard to similar financial instruments.

Based on the foregoing, there are no significant differences between book value and fair value of financial instruments (assets and liabilities) as of December 31, 2020 and 2019.